Fair Value Measurements (Details) - Public Warrants [Member]	5 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares
Fair Value Measurements [Line Items]
Public warrants issued | $	$ 4,830,000
Public warrants per shares | $ / shares	$ 0.63	$ 0.63
Monte Carlo Simulation Model [Member]
Fair Value Measurements [Line Items]
Public warrants issued | $		$ 4,830,000
Public warrants per shares | $ / shares	$ 0.63	$ 0.63